PARENT COMPANY (Condensed Statement of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income	$ 345	$ 625	$ 727	$ 793	$ 615	$ 747	$ 685	$ 748	$ 2,490	$ 2,795	$ 2,125
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of unallocated ESOP shares									158	200	177
Other, net									92	(41)	3
Net cash provided by operating activities									3,359	3,774	4,573
Available-for-sale:
Purchases of investment securities available for sale									(54,675)	(42,498)	(64,664)
Proceeds from repayments of investment securities available for sale									10,121	1,364	1,257
Net cash used for investing activities									(4,256)	(1,507)	(2,290)
FINANCING ACTIVITIES
Cash dividends paid									(707)	(783)	(689)
Increase in Unallocated ESOP shares											(32)
Net cash provided by financing activities									(982)	(329)	(2,114)
Increase (decrease) in cash and cash equivalents									(1,879)	1,938	169
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				4,379				2,441	4,379	2,441	2,272
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,500				4,379				2,500	4,379	2,441
Parent Company [Member]
OPERATING ACTIVITIES
Net income									2,490	2,795	2,125
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary									(204)	(329)	(540)
Amortization of unallocated ESOP shares									158	200	177
Other, net									339	(541)	(34)
Net cash provided by operating activities									2,783	2,125	1,728
Available-for-sale:
Purchases of investment securities available for sale									(4,928)	(497)
Proceeds from repayments of investment securities available for sale									3,948
Purchase of certificates of deposit									(2,234)
Maturities/redemptions of certificates of deposit									1,738
Net cash used for investing activities									(1,476)	(497)
FINANCING ACTIVITIES
Cash dividends paid									(707)	(783)	(689)
Purchase of treasury stock									(506)	(383)	(622)
Increase in Unallocated ESOP shares											(32)
Net cash provided by financing activities									(1,213)	(1,166)	(1,343)
Increase (decrease) in cash and cash equivalents									94	462	385
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR				$ 2,566				$ 2,104	2,566	2,104	1,719
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 2,660				$ 2,566				$ 2,660	$ 2,566	$ 2,104